Capital stock (Details 3) CAD in Millions	12 Months Ended
Dec. 31, 2014 CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of stock-based compensation awards	CAD 209
Performance share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of stock-based compensation awards	60
Deferred share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of stock-based compensation awards	132
Other share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of stock-based compensation awards	CAD 17